Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts	$ 0	$ 0
Accounts payable of consolidated VIE without recourse	5,900	344
Deferred revenue of consolidated VIE without recourse	16,348	3,714
Accrued expenses and other current liabilities of consolidated VIE without recourse	9,415	1,508
Amount due to related parties of the consolidated VIE without recourse the Company	6,450
Ordinary shares, shares issued		147,000,000
Ordinary shares, shares outstanding		147,000,000
VIE "Beijing Momo" [Member]
Allowance for doubtful accounts	0	0
Accounts payable of consolidated VIE without recourse	3,728	125
Deferred revenue of consolidated VIE without recourse	16,348	3,714
Accrued expenses and other current liabilities of consolidated VIE without recourse	1,100	684
Amount due to related parties of the consolidated VIE without recourse the Company	0	0
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Convertible redeemable preferred shares, par value		$ 0.0001
Convertible redeemable preferred shares, shares authorized		38,480,677
Convertible redeemable preferred shares, shares issued		38,480,677
Convertible redeemable preferred shares, shares outstanding		38,480,677
Convertible redeemable preferred shares, liquidation value		4,260
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Convertible redeemable preferred shares, par value		$ 0.0001
Convertible redeemable preferred shares, shares authorized		19,797,980
Convertible redeemable preferred shares, shares issued		19,797,980
Convertible redeemable preferred shares, shares outstanding		19,797,980
Convertible redeemable preferred shares, liquidation value		4,512
Series B Convertible Redeemable Participating Preferred Shares [Member]
Convertible redeemable preferred shares, par value		$ 0.0001
Convertible redeemable preferred shares, shares authorized		70,037,013
Convertible redeemable preferred shares, shares issued		70,037,013
Convertible redeemable preferred shares, shares outstanding		70,037,013
Convertible redeemable preferred shares, liquidation value		25,661
Series C Convertible Redeemable Participating Preferred Shares [Member]
Convertible redeemable preferred shares, par value		$ 0.0001
Convertible redeemable preferred shares, shares authorized		36,008,642
Convertible redeemable preferred shares, shares issued		36,008,642
Convertible redeemable preferred shares, shares outstanding		36,008,642
Convertible redeemable preferred shares, liquidation value		$ 59,240
Common Class Ordinary [Member]
Ordinary shares, par value		$ 0.0001
Ordinary shares, shares authorized		835,675,688
Ordinary shares, shares issued		147,000,000
Ordinary shares, shares outstanding		147,000,000
Class A Common Stock [Member]
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	800,000,000
Ordinary shares, shares issued	280,869,740
Ordinary shares, shares outstanding	280,869,740
Class B Common Stock [Member]
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	100,000,000
Ordinary shares, shares issued	96,886,370
Ordinary shares, shares outstanding	96,886,370